FAIR VALUE MEASUREMENTS - Schedule of changes in fair value of warrant liabilities (Details) - Warrant	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	$ 3,950,311
Change in fair value	3,032,292
Fair value	$ 6,982,603